Note 2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Note 2. Summary Of Significant Accounting Policies Tables
Schedule of estimated useful lives for property and equipment
Asset Category	Depreciation / Amortization Period
Furniture, fixtures and equipment	3 to 5 years
Computer equipment and purchased software	3 years
Machinery and equipment	3 to 5 years
Leasehold Improvements	7 years or lesser of the lease term

Summary of allowance for doubtful accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011
Beginning balance	$125,987	$56,024
Bad Debt Expense	65,327	121,949
Write-offs	(74,284)	(51,986)
Ending Balance	$117,030	$125,987